Note 1 - Summary of Significant Accounting Policies - Additional Cash Flow Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Cash paid for interest	$ 2,102	$ 1,123	$ 1,643	$ 1,108
Cash paid for Federal income taxes	645	505	730	300
Transfer from loans to repossessed assets				113
Transfer from loans held for sale to portfolio	75	172	253	342
Issuance of treasury stock for stock awards	59	90	90
Expired and forfeited dividend reinvestment plan shares associated with restricted stock awards that were retired to treasury stock		$ 4	$ 4	$ 4